Fair value estimation - Additional Information (Detail) - Level 3 - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of fair value measurement of assets [line items]
Financial instruments acquired through business combination	¥ 3.3
Change in fair value from remeasurement of financial assets through profit or loss	¥ 1.2	¥ 1.8